UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-0523

The Dreyfus Fund Incorporated
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/2013

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
September 30, 2013 (Unaudited)

Common Stocks--99.9%	Shares		Value ($)
Automobiles & Components--1.4%
Delphi Automotive	335,460		19,597,573
Banks--3.4%
Regions Financial	1,814,660		16,803,752
Wells Fargo & Co.	709,300		29,308,276
			46,112,028
Capital Goods--5.4%
Eaton	174,910		12,040,804
Fluor	301,370		21,385,215
General Electric	1,373,320		32,808,615
Ingersoll-Rand	115,820		7,521,351
			73,755,985
Commercial & Professional Services--2.1%
ADT	187,407		7,619,969
Robert Half International	218,500		8,528,055
Tyco International	374,815		13,111,029
			29,259,053
Consumer Durables & Apparel--5.2%
Newell Rubbermaid	555,730		15,282,575
NIKE, Cl. B	299,570		21,760,765
PVH	117,840		13,986,430
Under Armour, Cl. A	252,970	a	20,098,466
			71,128,236
Consumer Services--2.3%
Las Vegas Sands	238,780		15,859,768
Starbucks	200,320		15,418,630
			31,278,398
Diversified Financials--11.1%
Affiliated Managers Group	41,526	a	7,584,309
American Express	233,542		17,637,092
Ameriprise Financial	140,700		12,814,956
Bank of America	2,385,590		32,921,142

Citigroup	408,670		19,824,582
ING US	363,720		10,624,261
IntercontinentalExchange	66,110	a	11,993,676
JPMorgan Chase & Co.	569,490		29,436,938
Morgan Stanley	372,480		10,038,336
			152,875,292
Energy--10.5%
Anadarko Petroleum	124,820		11,607,012
Apache	149,110		12,695,225
Chevron	318,060		38,644,290
EOG Resources	92,950		15,734,576
National Oilwell Varco	224,040		17,499,764
Occidental Petroleum	228,280		21,353,311
Schlumberger	303,360		26,804,890
			144,339,068
Exchange-Traded Funds--.2%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	17,600		2,956,976
Food & Staples Retailing--1.5%
Whole Foods Market	360,892		21,112,182
Food, Beverage & Tobacco--7.0%
Coca-Cola Enterprises	390,990		15,721,708
Kraft Foods Group	292,003		15,312,637
Mondelez International, Cl. A	406,500		12,772,230
PepsiCo	314,730		25,021,035
Philip Morris International	312,680		27,074,961
			95,902,571
Health Care Equipment & Services--5.2%
Cigna	188,980		14,525,003
Express Scripts Holding	257,600	a	15,914,528
HCA Holdings	277,610		11,867,827
McKesson	135,330		17,362,839
Medtronic	229,160		12,202,770
			71,872,967
Household & Personal Products--.8%
Avon Products	554,630		11,425,378
Insurance--1.9%
American International Group	291,650		14,182,939

Hartford Financial Services Group	383,610		11,937,943
			26,120,882
Materials--3.2%
International Paper	195,510		8,758,848
LyondellBasell Industries, Cl. A	168,790		12,360,492
Monsanto	220,570		23,020,891
			44,140,231
Media--3.7%
Twenty-First Century Fox	720,770		24,145,795
Viacom, Cl. B	318,360		26,608,529
			50,754,324
Pharmaceuticals, Biotech & Life Sciences--10.6%
Biogen Idec	129,300	a	31,130,268
Bristol-Myers Squibb	477,080		22,079,262
Gilead Sciences	410,720	a	25,809,645
Perrigo	163,750		20,203,475
Pfizer	1,344,460		38,599,447
Sanofi, ADR	155,470		7,871,446
			145,693,543
Real Estate--.5%
CBRE Group, Cl. A	300,920	a	6,960,279
Retailing--2.6%
Amazon.com	70,220	a	21,953,581
priceline.com	12,840	a	12,980,598
			34,934,179
Semiconductors & Semiconductor Equipment--2.8%
Applied Materials	929,350		16,300,799
Texas Instruments	542,030		21,827,548
			38,128,347
Software & Services--11.0%
Automatic Data Processing	198,380		14,358,744
Facebook, Cl. A	478,520	a	24,040,845
Google, Cl. A	40,083	a	35,109,100
International Business Machines	43,950		8,138,661
MasterCard, Cl. A	32,220		21,676,972
Microsoft	990,390		32,989,891
salesforce.com	289,400	a	15,022,754
			151,336,967

Technology Hardware & Equipment--4.2%
Cisco Systems	1,054,480	24,695,922
EMC	709,250	18,128,430
QUALCOMM	212,110	14,287,730
		57,112,082
Transportation--3.3%
FedEx	179,110	20,438,242
Union Pacific	155,100	24,093,234
		44,531,476
Total Common Stocks
(cost $1,105,061,598)		1,371,328,017

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,981,256)	1,981,256 [b]	1,981,256
Total Investments (cost $1,107,042,854)	100.0%	1,373,309,273
Cash and Receivables (Net)	.0%	107,057
Net Assets	100.0%	1,373,416,330

ADR - American Depository Receipts
ETF - Exchange-Traded Funds

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciation on investments was $266,266,419 of which $269,834,752 related to appreciated investment securities and $3,568,333 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	11.1
Software & Services	11.0
Pharmaceuticals, Biotech & Life Sciences	10.6
Energy	10.5
Food, Beverage & Tobacco	7.0
Capital Goods	5.4
Consumer Durables & Apparel	5.2
Health Care Equipment & Services	5.2
Technology Hardware & Equipment	4.2
Media	3.7
Banks	3.4
Transportation	3.3
Materials	3.2
Semiconductors & Semiconductor Equipment	2.8
Retailing	2.6
Consumer Services	2.3
Commercial & Professional Services	2.1
Insurance	1.9
Food & Staples Retailing	1.5
Automobiles & Components	1.4
Household & Personal Products	.8
Real Estate	.5
Exchange-Traded Funds	.2
Money Market Investment	.1
100.0

†	Based on net assets.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	November 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)